Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Tax-Managed Funds
Prospectus Date	rr_ProspectusDate	Apr. 29, 2025
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2025